Pay vs Performance Disclosure number in Millions	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

					Value of Initial Fixed $100 Investment Based On:		(In millions)

Year	Summary Compensation Table for CEO ($)(1)	Compensation Actually Paid to CEO ($)(2)	Average Summary Compensation Table Total for Non-CEO NEOs ($)(3)	Average Compensation Actually Paid to Non-CEO NEOs ($)(4)	Total Shareholder Return ($)(5)	Peer Group Total Shareholder Return ($)(6)	Net Income (Loss) ($)(7)	Adjusted EBITDA from Continuing Operations ($)(8)

2024	8,305,103	(1,685,539)	1,964,003	774,123	72.43	147.23	26.9	337.4
2023	9,437,097	(2,953,475)	1,546,928	(489,040)	85.46	139.82	53.1	365.9
2022	15,964,197	25,945,144	2,804,464	3,338,806	101.81	136.87	(146.3)	291.7
2021	5,950,890	4,931,932	1,864,415	1,440,060	83.57	138.63	(12.5)	288.7
2020	6,250,046	7,571,287	2,152,693	2,101,081	87.61	119.76	13.8	362.9

Company Selected Measure Name	Adjusted EBITDA from continuing operations
Named Executive Officers, Footnote	Amounts in this column represent the amounts reported for Mr. Oakland, our Chief Executive Officer and President, in the “Total” column of the Summary Compensation Table for each applicable year.Amounts in this column represent the average of the amounts reported for the Company’s NEOs as a group, excluding our CEO, in the “Total” column of the Summary Compensation Table for each applicable year. The NEOs included for purposes of calculating the average amounts for each applicable year are as follows: (i) for 2024, Ms. Waterman, Messrs. O'Donnell, Tassani, Philip, and Lewis (ii) for 2023, Ms. Waterman, Messrs. O'Donnell, Philip, Smith, and Lewis (iii) for 2022, Ms. Waterman, Messrs. Kelley, O'Donnell, Philip, Smith, and Fleming; (iv) for 2021, Ms. Waterman, Messrs. Kelley, Fleming, Craig, and O’Neill; and (v) for 2020, Messrs. Kelley, O’Neill, Clifford Braun, and Ms. Lori G. Roberts.
Peer Group Issuers, Footnote	Represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the S&P Food & Beverage Select Index.
PEO Total Compensation Amount	$ 8,305,103	$ 9,437,097	$ 15,964,197	$ 5,950,890	$ 6,250,046
PEO Actually Paid Compensation Amount	$ (1,685,539)	(2,953,475)	25,945,144	4,931,932	7,571,287
Adjustment To PEO Compensation, Footnote	Amounts in this column represent the amount of “compensation actually paid,” as computed in accordance with SEC rules. The dollar amounts do not reflect the actual amount of compensation earned by or paid during the applicable year. In accordance with SEC rules, the following adjustments were made to total compensation to determine the compensation actually paid:

Year	Summary Compensation Table Total for CEO ($)	LESS: Reported Value of Equity Awards ($)(a)	PLUS: Equity Award Adjustment ($)(b)	Compensation Actually Paid to CEO ($)

2024	8,305,103	7,069,378	(2,921,264)	(1,685,539)
(a)Amounts in this column represent the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for each applicable year.
(b)The amounts deducted or added in calculating the equity award adjustments are as set forth in the following table. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant.

Year	Year End Fair Value of Outstanding and Unvested Equity Awards Granted in the Applicable Year ($)	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards ($)	Year over Year Change in Fair Value of Equity Awards Grant In Prior Years that Vested in the Applicable Year ($)	Total Equity Award Adjustments ($)

2024	4,666,394	(3,627,865)	(3,959,793)	(2,921,264)

Non-PEO NEO Average Total Compensation Amount	$ 1,964,003	1,546,928	2,804,464	1,864,415	2,152,693
Non-PEO NEO Average Compensation Actually Paid Amount	$ 774,123	(489,040)	3,338,806	1,440,060	2,101,081
Adjustment to Non-PEO NEO Compensation Footnote	Amounts in this column represent the average amount of “compensation actually paid,” to the Company’s NEOs as a group, excluding our CEO, as computed in accordance with SEC rules. The dollar amounts do not reflect the actual amount of compensation earned by or paid during the applicable year. In accordance with SEC rules, the following adjustments were made to average total compensation for the NEOs as a group, excluding our CEO, to determine the compensation actually paid, using the same methodology described above in Note (2):

Year	Summary Compensation Table Total for Non-CEO NEOs ($)	LESS: Reported Value of Equity Awards ($)(a)	PLUS: Equity Award Adjustment ($)(b)	Compensation Actually Paid to Non-CEO NEOs ($)

2024	1,964,003	1,210,969	21,089	774,123
(a)Amounts in this column represent the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for each applicable year.
(b)The amounts deducted or added in calculating the equity award adjustments are as set forth in the following table.

Year	Year End Fair Value of Outstanding and Unvested Equity Awards Granted in the Applicable Year ($)	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards ($)	Year over Year Change in Fair Value of Equity Awards Grant In Prior Years that Vested in the Applicable Year ($)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Applicable Year ($)	Total Equity Award Adjustments ($)

2024	867,931	(219,990)	(498,830)	(128,022)	21,089

Compensation Actually Paid vs. Total Shareholder Return
The following graph compares the compensation actually paid to our CEO, the average of the compensation actually paid to our remaining NEOs and the cumulative total stockholders' return on our common units with the cumulative total return of the S&P Food & Beverage Select Index. The graph assumes an investment of $100 on December 31, 2019 in each of TreeHouse Foods’ common stock and the stock comprising the S&P Food & Beverage Select Index.
TreeHouse Foods & S&P Food & Beverage Select Index TSR vs. Compensation Actually Paid

Compensation Actually Paid vs. Net Income
The following graph compares the compensation actually paid to our CEO and the average of the compensation actually paid to our remaining NEOs with net income (loss).
TreeHouse Foods Net Income (Loss) and Net Income (Loss) from Continuing Operations(1) vs. Compensation Actually Paid
(1)We have included Net income (loss) from Continuing Operations as supplemental information as it better demonstrates alignment between compensation actually paid and performance when compared to Net income (loss) as presented in the table above primarily due to the fact that the Company recognized a significant $128.5 million loss on sale on the divestiture of a significant portion of the Meal Preparation business during the year ended December 31, 2022 which was excluded from Net income (loss) from Continuing Operations. For the years ended December 31, 2020 through December 31, 2024, the results of the divestitures of the RTE Cereal business (sold in 2021), the significant portion of the Meal Preparation business (sold in 2022), and the Snack Bars business (sold in 2023) were excluded from Net income (loss) from Continuing Operations.

Compensation Actually Paid vs. Company Selected Measure
The following graph compares the compensation actually paid to our CEO and the average of the compensation actually paid to our remaining NEOs with Adjusted EBITDA from Continuing Operations.
TreeHouse Foods Adjusted EBITDA from Continuing Operations(1) vs. Compensation Actually Paid
	(1)On October 3, 2022, the Company completed the sale of a significant portion of the Company’s Meal Preparation business. The sale of this business met the criteria for discontinued operations presentation, and, as such, has been excluded from Adjusted EBITDA from Continuing Operations for all periods presented. In order to retain and incentivize the executive officers that were key to leading the Company’s ongoing successful transformation following 2021's strategic review and the then-ongoing divestiture of the Meal Preparation business, and to further align their interests with those of long-term stockholders, long-term incentive awards consisting of PBRSU Awards and Option Awards were granted to select members of our executive team, including the CEO and other NEOs, during 2022. As of December 31, 2022, the CEO's PBRSU Award fair value had increased 104% when compared to the grant date of May 13, 2022 as a result of the Company's favorable market performance, and it was tracking near max payout. As of December 31, 2023, the CEO's PBRSU Award fair value declined primarily as a result of declines in the Company's stock price despite the increase in Adjusted EBITDA from Continuing Operations in 2023, and in 2024, the CEO's PBRSU Award was forfeited without vesting, resulting in a further decrease to Compensation Actually Paid.
Total Shareholder Return Vs Peer Group
The following graph compares the compensation actually paid to our CEO, the average of the compensation actually paid to our remaining NEOs and the cumulative total stockholders' return on our common units with the cumulative total return of the S&P Food & Beverage Select Index. The graph assumes an investment of $100 on December 31, 2019 in each of TreeHouse Foods’ common stock and the stock comprising the S&P Food & Beverage Select Index.
TreeHouse Foods & S&P Food & Beverage Select Index TSR vs. Compensation Actually Paid

Total Shareholder Return Amount	$ 72.43	85.46	101.81	83.57	87.61
Peer Group Total Shareholder Return Amount	147.23	139.82	136.87	138.63	119.76
Net Income (Loss)	$ 26,900,000	$ 53,100,000	$ (146,300,000)	$ (12,500,000)	$ 13,800,000
Company Selected Measure Amount	337.4	365.9	291.7	288.7	362.9
PEO Name	Mr. Oakland
Additional 402(v) Disclosure	Cumulative Total Shareholder Return ("TSR") is calculated by dividing (i) the sum of (A) the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and (B) the difference between the Company’s share price at the end of the measurement period and the beginning of the measurement period (December 31, 2019) by (ii) the Company’s share price at the beginning of the measurement period (December 31, 2019).Represents the amount of net income (loss) reflected in the Company’s audited financial statements for each applicable year.
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDA from Continuing Operations
Non-GAAP Measure Description	Adjusted EBITDA from continuing operations represents adjusted net income from continuing operations before interest expense, interest income, income tax expense, and depreciation and amortization expense. Adjusted net income from continuing operations is also known as operating net income, and it represents GAAP net income (loss) from continuing operations as reported in the Consolidated Statements of Operations adjusted for items that, in management's judgment, significantly affect the assessment of earnings results between periods. This information is provided in order to allow investors to make meaningful comparisons of the Company's earnings performance between periods and to view the Company's business from the same perspective as Company management. Adjusted EBITDA is also used as a component of the Board of Directors' measurement of the Company's performance for incentive compensation purposes. Refer to Appendix A for a reconciliation of GAAP to Non-GAAP measures.
Measure:: 2
Pay vs Performance Disclosure
Name	Gross Margin
Measure:: 3
Pay vs Performance Disclosure
Name	Net Sales Growth
Measure:: 4
Pay vs Performance Disclosure
Name	Return on Invested Capital
Measure:: 5
Pay vs Performance Disclosure
Name	Total Organic Revenue Growth
Measure:: 6
Pay vs Performance Disclosure
Name	Operating Net Income
Measure:: 7
Pay vs Performance Disclosure
Name	Cash Flow Pre-Financing
PEO | Equity Awards Reported Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 7,069,378
PEO | Equity Award Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,921,264)
PEO | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	4,666,394
PEO | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	(3,627,865)
PEO | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	(3,959,793)
Non-PEO NEO | Equity Awards Reported Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,210,969
Non-PEO NEO | Equity Award Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	21,089
Non-PEO NEO | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	867,931
Non-PEO NEO | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	(219,990)
Non-PEO NEO | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	(498,830)
Non-PEO NEO | Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	$ (128,022)